Employee Benefits Plan - Summary of Amounts Recognized in Other Comprehensive Loss (Income) for Material Defined Benefit Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Remeasurement (gains) losses on defined benefit obligation:
Total recognized in other comprehensive (income) loss before taxation	$ (104)	$ (20)
Balance of actuarial losses (gains) at January 1	1,025	1,163
Net actuarial losses (gains) recognized in the year	1	(138)
Balance of actuarial losses (gains) at December 31	1,026	1,025
Balance of asset ceiling at January 1	406	278
Interest cost on irrecoverable surplus	8	8
Effects of the asset ceiling in the year	(102)	120
Balance of asset ceiling at December 31	312	406
Total accumulated comprehensive loss (income) at December 31	1,338	1,431
Funded Plans [member]
Remeasurement (gains) losses on defined benefit obligation:
Balance of actuarial losses (gains) at January 1	1,027	1,178
Net actuarial losses (gains) recognized in the year	32	(151)
Balance of actuarial losses (gains) at December 31	1,059	1,027
Balance of asset ceiling at January 1	406	278
Interest cost on irrecoverable surplus	8	8
Effects of the asset ceiling in the year	(102)	120
Balance of asset ceiling at December 31	312	406
Total accumulated comprehensive loss (income) at December 31	1,371	1,433
UnFunded Plans [member]
Remeasurement (gains) losses on defined benefit obligation:
Balance of actuarial losses (gains) at January 1	79	66
Net actuarial losses (gains) recognized in the year	(24)	13
Balance of actuarial losses (gains) at December 31	55	79
Total accumulated comprehensive loss (income) at December 31	55	79
Other Post Employment Benefits [Member]
Remeasurement (gains) losses on defined benefit obligation:
Total recognized in other comprehensive (income) loss before taxation	(7)	(1)
Balance of actuarial losses (gains) at January 1	(81)	(81)
Net actuarial losses (gains) recognized in the year	(7)
Balance of actuarial losses (gains) at December 31	(88)	(81)
Total accumulated comprehensive loss (income) at December 31	(88)	(81)
Material defined benefit plans [Member]
Remeasurement (gains) losses on defined benefit obligation:
Due to financial assumption changes	(487)	357
Due to demographic assumption changes	(12)	(77)
Due to experience	(10)	21
Return on plan assets greater than discount rate	510	(439)
Change in irrecoverable surplus other than interest	(102)	120
Total recognized in other comprehensive (income) loss before taxation	(101)	(18)
Material defined benefit plans [Member] | Continuing Operations [member]
Remeasurement (gains) losses on defined benefit obligation:
Total recognized in other comprehensive (income) loss before taxation	(81)	(29)
Material defined benefit plans [Member] | Discontinued operations [member]
Remeasurement (gains) losses on defined benefit obligation:
Total recognized in other comprehensive (income) loss before taxation	(20)	11
Material defined benefit plans [Member] | Funded Plans [member]
Remeasurement (gains) losses on defined benefit obligation:
Due to financial assumption changes	(460)	333
Due to demographic assumption changes	(9)	(74)
Due to experience	(9)	29
Return on plan assets greater than discount rate	510	(439)
Change in irrecoverable surplus other than interest	(102)	120
Total recognized in other comprehensive (income) loss before taxation	(70)	(31)
Material defined benefit plans [Member] | Funded Plans [member] | Continuing Operations [member]
Remeasurement (gains) losses on defined benefit obligation:
Total recognized in other comprehensive (income) loss before taxation	(50)	(42)
Material defined benefit plans [Member] | Funded Plans [member] | Discontinued operations [member]
Remeasurement (gains) losses on defined benefit obligation:
Total recognized in other comprehensive (income) loss before taxation	(20)	11
Material defined benefit plans [Member] | UnFunded Plans [member]
Remeasurement (gains) losses on defined benefit obligation:
Due to financial assumption changes	(20)	16
Due to demographic assumption changes	(1)	(2)
Due to experience	(3)	(1)
Total recognized in other comprehensive (income) loss before taxation	(24)	13
Material defined benefit plans [Member] | UnFunded Plans [member] | Continuing Operations [member]
Remeasurement (gains) losses on defined benefit obligation:
Total recognized in other comprehensive (income) loss before taxation	(24)	13
Material defined benefit plans [Member] | Other Post Employment Benefits [Member]
Remeasurement (gains) losses on defined benefit obligation:
Due to financial assumption changes	(7)	8
Due to demographic assumption changes	(2)	(1)
Due to experience	2	$ (7)
Total recognized in other comprehensive (income) loss before taxation	(7)
Material defined benefit plans [Member] | Other Post Employment Benefits [Member] | Continuing Operations [member]
Remeasurement (gains) losses on defined benefit obligation:
Total recognized in other comprehensive (income) loss before taxation	$ (7)